Segment analysis - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue		£ 6,132.5	£ 5,582.7	[1],[2]
Headline operating profit	[3]	590.4	382.3	[1]
North America [member]
Disclosure of geographical areas [line items]
Revenue		2,183.7	2,177.1
Revenue less pass-through costs		1,817.6	1,856.1
Headline operating profit		271.4	215.4
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue		927.0	757.6
Revenue less pass-through costs		679.7	585.6
Headline operating profit		83.5	35.4
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue		1,340.6	1,092.9
Revenue less pass-through costs		1,050.0	919.5
Headline operating profit		103.7	43.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue		1,681.2	1,555.1
Revenue less pass-through costs		1,351.9	1,306.5
Headline operating profit		£ 131.8	£ 87.7

[1]	During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.
[2]	Figures have been restated as described in the accounting policies.
[3]	A reconciliation from operating profit/(loss) to headline operating profit is provided in note 20.